Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Overseas SMA Completion Portfolio
Shareholder Report [Line Items]
Fund Name	Overseas SMA Completion Portfolio
Class Name	Overseas SMA Completion Portfolio
Trading Symbol	OSCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas SMA Completion Portfolio (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Overseas SMA Completion Portfolio	$ 0.00	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, consumer discretionary, and communication services sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the health care, energy, and utilities sectors boosted the Fund’s results most during the annual period.
Individual holdings
| Positions in Piraeus Financial, a Greek financial services company; Banco Comercial Portugues, a Portuguese financial services company; ASR Nederland, a Dutch insurance company; Sankyo, a Japanese pachinko machine maker; and BT Group, a British telecommunications company, were among the top contributors to Fund absolute performance.
Top Performance Detractors
Stock selection

I

Selections in the industrials sector hurt the Fund’s results most during the annual period.
Allocations
| Larger weightings in the information technology and consumer discretionary sectors and a smaller allocation to the financials sector hurt the Fund’s results most during the annual period.
Individual holdings
| Fund positions in JD Sports Fashion, a British sports-fashion retail company; Toppan, a Japanese printing company; Worldline, a French payments company; UPM-Kymmene Oyj, a Finnish paper and forestry products company; and Venture Corporation, a Singaporean technology services company, were among the top detractors from Fund absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Overseas SMA Completion Portfolio	32.51	12.88	11.15
MSCI EAFE Value Index (Net)	22.65	14.28	10.27
MSCI EAFE Index (Net)	13.87	10.15	8.89

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 8,553,800
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 8,553,800
Total number of portfolio holdings	39
Management services fees (represents 0.0% of Fund average net assets)	$ —
Portfolio turnover for the reporting period	55%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Northern Star Resources Ltd.	5.4%
ASR Nederland NV	5.3%
Sankyo Co., Ltd.	5.3%
BPER Banca SPA	5.2%
Piraeus Financial Holdings SA	4.7%
Emaar Properties PJSC	4.3%
Mebuki Financial Group, Inc.	4.2%
BT Group PLC	3.9%
Shimamura Co., Ltd.	3.9%
TP Icap Group PLC	3.6%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Northern Star Resources Ltd.	5.4%
ASR Nederland NV	5.3%
Sankyo Co., Ltd.	5.3%
BPER Banca SPA	5.2%
Piraeus Financial Holdings SA	4.7%
Emaar Properties PJSC	4.3%
Mebuki Financial Group, Inc.	4.2%
BT Group PLC	3.9%
Shimamura Co., Ltd.	3.9%
TP Icap Group PLC	3.6%